Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation.
General
Icahn Enterprises Holdings L.P. (“Icahn Enterprises Holdings” or the “Company”) is a limited partnership formed in Delaware on February 17, 1987. Our sole limited partner is Icahn Enterprises L.P. ("Icahn Enterprises"), a Delaware master limited partnership which owns a 99% limited partner interest in us. Icahn Enterprises G.P. Inc. (“Icahn Enterprises GP”), our sole general partner, which is owned and controlled by Mr. Carl C. Icahn, owns a 1% general partner interest in both us and Icahn Enterprises. References to "we," "our" or "us" herein include Icahn Enterprises Holdings and its subsidiaries, unless the context otherwise requires. References to "Icahn Enterprises Holdings" refer to Icahn Enterprises Holdings only, on an unconsolidated basis.
We are a diversified holding company owning subsidiaries currently engaged in the following continuing operating businesses: Investment, Automotive, Energy, Gaming, Railcar, Food Packaging, Metals, Real Estate and Home Fashion. We also report the unconsolidated results of Icahn Enterprises Holdings, and investment activity and expenses associated therewith. Further information regarding our continuing reportable segments is contained in Note 3, “Operating Units,” and Note 14, “Segment Reporting.”
The accompanying consolidated financial statements and related notes should be read in conjunction with our consolidated financial statements and related notes for the fiscal year ended December 31, 2011 (“fiscal 2011”) contained in Registration Statement on Form S-4 (333-179109-1), as amended, filed with the Securities and Exchange Commission ("SEC") on March 14, 2012. The consolidated financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are necessary to present fairly the results for the interim periods. All such adjustments are of a normal and recurring nature. Certain reclassifications from the prior year presentation have been made to conform to the current year presentation.
Our consolidated financial statements include the accounts of (i) Icahn Enterprises Holdings and (ii) the wholly and majority owned subsidiaries of Icahn Enterprises Holdings, in addition to those entities in which we have a controlling interest as a general partner interest or in which we may be the primary beneficiary of a variable interest entity (“VIE”). In evaluating whether we have a controlling financial interest in entities in which we would consolidate, we consider the following: (1) for voting interest entities, we consolidate these entities in which we own a majority of the voting interests; (2) for VIEs of which we may be considered the primary beneficiary of such entities (see Note 5, “Investments and Related Matters-Investment,” for further discussion regarding the accounting and reporting of our VIEs); and (3) for limited partnership entities that are not considered VIEs, we consolidate these entities if we are the general partner of such entities and for which no substantive kick-out rights (the rights underlying the limited partners' ability to dissolve the limited partnership or otherwise remove the general partners are collectively referred to as “kick-out” rights) or participating rights exist. All material intercompany accounts and transactions have been eliminated in consolidation.
We conduct and plan to continue to conduct our activities in such a manner as not to be deemed an investment company under the Investment Company Act of 1940, as amended (the “'40 Act”). Therefore, no more than 40% of our total assets can be invested in investment securities, as such term is defined in the '40 Act. In addition, we do not invest or intend to invest in securities as our primary business. We intend to structure our investments to continue to be taxed as a partnership rather than as a corporation under the applicable publicly traded partnership rules of the Internal Revenue Code, as amended (the “Code”).
Icahn Enterprises' Rights Offering
In connection with a certain rights offering consummated by Icahn Enterprises during the first quarter of the fiscal year ending December 31, 2012 ("fiscal 2012"), Icahn Enterprises distributed an aggregate 13,590,238 of its depositary units to its unitholders that subscribed to the basic subscription rights and the over-subscription rights and we received proceeds of $500 million.
Fair Value of Financial Instruments
The carrying values of cash and cash equivalents, cash held at consolidated affiliated partnerships and restricted cash, accounts receivable, due from brokers, accounts payable, accrued expenses and other liabilities and due to brokers are deemed to be reasonable estimates of their fair values because of their short-term nature.
See Note 5, “Investments and Related Matters,” and Note 6, “Fair Value Measurements,” for a detailed discussion of our investments.
The fair value of our long-term debt is based on the quoted market prices for the same or similar issues or on the current rates offered to us for debt of the same remaining maturities. The carrying value and estimated fair value of our long-term debt as of June 30, 2012 was approximately $8.2 billion and $8.4 billion, respectively. The carrying value and estimated fair value of our long-term debt as of December 31, 2011 was each approximately $6.5 billion.
Restricted Cash
Our restricted cash balance was approximately $1.0 billion and $4.8 billion as of June 30, 2012 and December 31, 2011, respectively.
Adoption of New Accounting Standards
In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2011-04, which amends Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures. This ASU clarifies among other things, the intent about the application of existing fair value requirements, including those related to highest and best use concepts, and also expands the disclosure requirements for fair value measurements categorized within Level 3 of the fair value hierarchy. This ASU clarifies that a reporting entity should disclose quantitative information about significant unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. Additionally, this ASU expands the disclosures for fair value measurements categorized within Level 3 where a reporting entity is required to include a description of the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any.  Additional disclosure is also required for any transfers between Level 1 and Level 2 of the fair value hierarchy of fair value measurements on a gross basis as well as additional disclosure of the level in the fair value hierarchy of assets and liabilities that are not recorded at fair value. For many of the requirements, the FASB does not intend for this ASU to result in a change in the application of the requirements in FASB ASC Topic 820.  This update is effective during interim and annual periods beginning after December 15, 2011. The adoption of this ASU effective on January 1, 2012 had no impact on our financial position, results of operations or cash flows.
In June 2011, the FASB issued ASU No. 2011-05, which amends FASB ASC Topic 220, Comprehensive Income. This ASU is intended to increase the prominence of items reported in other comprehensive income in the financial statements by presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This update is effective during interim and annual periods beginning after December 15, 2011.  The adoption of this ASU effective January 1, 2012 had no impact on our financial position, results of operations or cash flows. In December 2011, the FASB issued ASU No. 2011-12, which defers certain provisions contained in ASU No. 2011-05, as discussed above, with respect to the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. This update is effective during interim and annual periods beginning after December 15, 2011.  We complied with this deferral as we adopted ASU No. 2011-05 effective January 1, 2012.
In September 2011, the FASB issued ASU No. 2011-08, which amends FASB ASC Topic 350, Intangibles-Goodwill and Other. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in FASB ASC Topic 350. Under the amendments in this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. This update is effective during interim and annual periods beginning after December 15, 2011.  We adopted this ASU effective January 1, 2012.
In December 2011, the FASB issued ASU No. 2011-11, which amends FASB ASC Topic 210, Balance Sheet. This ASU requires companies to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance is effective retrospectively for interim and annual periods beginning on or after January 1, 2013. We anticipate that the adoption of this guidance will have minimal impact to our current disclosures.
New Accounting Policies
As a result of acquiring a controlling interest in CVR Energy, Inc. ("CVR"), we have the following new accounting policies with respect to CVR, comprising our Energy segment.
Inventories - Energy
Our Energy segment inventories consist primarily of domestic and foreign crude oil, blending stock and components, work in progress, fertilizer products, and refined fuels and by-products. Inventories are valued at the lower of the first-in, first-out ("FIFO") cost, or market for fertilizer products, refined fuels and by-products for all periods presented. Refinery unfinished and finished products inventory values were determined using the ability-to-bear process, whereby raw materials and production costs are allocated to work-in-process and finished goods based on their relative fair values. Other inventories, including other raw materials, spare parts and supplies, are valued at the lower of moving-average cost, which approximates FIFO, or market. The cost of inventories includes inbound freight costs.
Planned Major Maintenance Costs - Energy
The direct-expense method of accounting is used for planned major maintenance activities for our Energy segment. Maintenance costs are recognized as expense when maintenance services are performed. During the year ended December 31, 2011, the Coffeyville refinery completed the first phase of a two-phase major scheduled turnaround; during the first quarter of fiscal 2012, the Coffeyville refinery completed the second phase of the two-phase major scheduled turnaround. During the year ended December 31, 2010, the nitrogen fertilizer plant completed a major scheduled turnaround. Planned major maintenance costs are included in cost of goods sold in our consolidated financial statements when incurred. Planned major maintenance costs of $2 million were incurred for the period May 5, 2012 through June 30, 2012. Planned major maintenance activities for the nitrogen plant generally occur every two years. The required frequency of the maintenance varies by unit, for the refineries, but generally is every four to five years. The nitrogen fertilizer plants' and the Wynnewood refinery's next major maintenance activities are both scheduled for the fourth quarter of fiscal 2012.
Revenue Recognition - Energy
For our Energy segment, revenues for products sold are recorded upon delivery of the products to customers, which is the point at which title is transferred, the customer has the assumed risk of loss, and when payment has been received or collection is reasonably assumed. Deferred revenue represents customer prepayments under contracts to guarantee a price and supply of nitrogen fertilizer in quantities expected to be delivered in the next 12 months in the normal course of business. Excise and other taxes collected from customers and remitted to governmental authorities are not included in reported revenues.
Non-monetary product exchanges and certain buy/sell crude oil transactions which are entered into in the normal course of business are included on a net cost basis in cost of goods sold in the consolidated statement of operations.
CVR also engages in trading activities, whereby it enters into agreements to purchase and sell refined products with third parties. CVR acts as a principal in these transactions, taking title to the products in purchases from counterparties, and accepting the risks and rewards of ownership. CVR records revenue for the gross amount of the sales transactions, and records cost of goods sold in our consolidated financial statements.
Shipping Costs - Energy
For our Energy segment, pass-through finished goods delivery costs reimbursed by customers are reported in net sales, while an offsetting expense is included in cost of goods sold.
Filing Status of Subsidiaries
Federal-Mogul Corporation (“Federal-Mogul”), CVR Energy, Inc., American Railcar Industries, Inc. (“ARI”) and Tropicana Entertainment Inc. (“Tropicana”) are each a reporting entity under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and file annual, quarterly and current reports and proxy and information statements. Each of these reports is publicly available at www.sec.gov.

Description of Business and Basis of Presentation.
General
Icahn Enterprises Holdings L.P. (“Icahn Enterprises Holdings”), is a limited partnership formed in Delaware on February 17, 1987. Our sole limited partner is Icahn Enterprises L.P. (“Icahn Enterprises”), a Delaware master limited partnership which owns a 99% limited partner interest in us. Icahn Enterprises G.P. Inc. (“Icahn Enterprises GP”), our sole 1% general partner, is a Delaware corporation which is owned and controlled by Mr. Carl C. Icahn. References to “we,” “our,” or “us” herein include Icahn Enterprises Holdings and its subsidiaries, unless the context otherwise requires. References to “Icahn Enterprises Holdings” refer to Icahn Enterprises Holdings only, on an unconsolidated basis.
We are a diversified holding company owning subsidiaries currently engaged in the following continuing operating businesses: Investment, Automotive, Gaming, Railcar, Food Packaging, Metals, Real Estate and Home Fashion. We also report the results of Icahn Enterprises Holdings, which includes the unconsolidated results of Icahn Enterprises and Icahn Enterprises Holdings, and investment activity and expenses associated with Icahn Enterprises Holdings. Further information regarding our continuing reportable segments is contained in Note 3, “Operating Units,” and Note 13, “Segment and Geographic Reporting.”
We conduct and plan to continue to conduct our activities in such a manner as not to be deemed an investment company under the Investment Company Act of 1940, as amended (the “ '40 Act”). Therefore, no more than 40% of our total assets can be invested in investment securities, as such term is defined in the '40 Act. In addition, we do not invest or intend to invest in securities as our primary business. We intend to structure our investments to continue to be taxed as a partnership rather than as a corporation under the applicable publicly traded partnership rules of the Internal Revenue Code, as amended (the “Code”).